Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Other Non Current Liabilities [Abstract]
Deferred income	$ 407	$ 815
Other liabilities (related to Hotel Travel Group) (refer note 32)	4,320
Other liabilities (related to business combination) (refer note 7 (b))	4,809	9,402
Total	$ 9,536	$ 10,217